ORDINARY SHARES - Voting rights of ordinary shares (Details) $ / shares in Units, $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 HKD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) Vote	Dec. 31, 2024 USD ($) $ / shares shares
ORDINARY SHARES
Convertible redeemable preferred shares, shares outstanding				202,699,487		202,699,487
Decrease in mezzanine equity | $				$ 1,695,300,000	$ 1,695,304
Conversion of Preferred Shares to Class A ordinary shares upon the completion of the IPO | $						$ 1,695,304,000
Initial public offering and over allotment option
ORDINARY SHARES
Net proceeds | $				$ 256,700,000
Private placement
ORDINARY SHARES
Net proceeds | $	$ 151,700,000
Class A ordinary shares
ORDINARY SHARES
Number of votes | Vote					1
Class A ordinary shares | Initial public offering
ORDINARY SHARES
Number of shares issued and sold (in shares)				20,000,000
Class A ordinary shares | Over-allotment option
ORDINARY SHARES
Number of shares issued and sold (in shares)				1,461,410
Class A ordinary shares | Private placement
ORDINARY SHARES
Number of shares issued and sold (in shares)	11,672,186
Class A ordinary shares | International and Hong kong public offering
ORDINARY SHARES
Number of shares issued and sold (in shares)		48,249,000	48,249,000
Original Issue Price per Share | $ / shares			$ 139
Net proceeds		$ 829,400,000	$ 6,509.7
Class B ordinary shares
ORDINARY SHARES
Number of votes | Vote					10
Class B ordinary shares, conversion ratio into class A ordinary shares					1
American Depository Shares | Initial public offering
ORDINARY SHARES
Number of shares issued and sold (in shares)				20,000,000
Original Issue Price per Share | $ / shares				$ 13
American Depository Shares | Over-allotment option
ORDINARY SHARES
Number of shares issued and sold (in shares)				1,461,410
American Depository Shares | Private placement
ORDINARY SHARES
Original Issue Price per Share | $ / shares	$ 13
Series A convertible redeemable preferred shares
ORDINARY SHARES
Original Issue Price per Share | $ / shares						$ 0.4323
Convertible redeemable preferred shares, shares outstanding						34,362,468
Preferred stock conversion ratio				1
Decrease in mezzanine equity | $					$ 15,357,000
Series B convertible redeemable preferred shares
ORDINARY SHARES
Original Issue Price per Share | $ / shares						$ 1.7319
Convertible redeemable preferred shares, shares outstanding						44,758,365
Preferred stock conversion ratio				1
Decrease in mezzanine equity | $					81,020,000
Series B+ Convertible Redeemable Preferred Stock
ORDINARY SHARES
Original Issue Price per Share | $ / shares						$ 3.6673
Convertible redeemable preferred shares, shares outstanding						27,428,047
Preferred stock conversion ratio				1
Decrease in mezzanine equity | $					112,558,000
Series B2 Convertible Redeemable Preferred Stock
ORDINARY SHARES
Original Issue Price per Share | $ / shares						$ 6.5196
Convertible redeemable preferred shares, shares outstanding						10,478,885
Preferred stock conversion ratio				1
Decrease in mezzanine equity | $					71,822,000
Series C convertible redeemable preferred shares
ORDINARY SHARES
Original Issue Price per Share | $ / shares						$ 9.422
Convertible redeemable preferred shares, shares outstanding						57,896,414
Preferred stock conversion ratio				1
Decrease in mezzanine equity | $					588,499,000
Series C+ Convertible Redeemable Preferred Stock
ORDINARY SHARES
Original Issue Price per Share | $ / shares						$ 15.4687
Convertible redeemable preferred shares, shares outstanding						16,161,021
Preferred stock conversion ratio				1.4439
Decrease in mezzanine equity | $					382,793,000
Series D convertible redeemable preferred shares
ORDINARY SHARES
Original Issue Price per Share | $ / shares						$ 25.0446
Convertible redeemable preferred shares, shares outstanding						11,614,287
Preferred stock conversion ratio				2.3377
Decrease in mezzanine equity | $					$ 443,255,000
Common Stock
ORDINARY SHARES
Conversion of Preferred Shares to Class A ordinary shares upon the completion of the IPO (in shares)				225,409,798		225,409,798
Conversion of Preferred Shares to Class A ordinary shares upon the completion of the IPO | $				$ 100,000		$ 113,000
Common Stock | Initial public offering
ORDINARY SHARES
Number of shares issued and sold (in shares)						21,461,410
Common Stock | Private placement
ORDINARY SHARES
Number of shares issued and sold (in shares)						11,672,186
Additional Paid-in Capital
ORDINARY SHARES
Conversion of Preferred Shares to Class A ordinary shares upon the completion of the IPO | $				$ 1,695,200,000		$ 1,695,191,000